Loans and Related Allowance for Loan Losses (Allowance for Loan Losses and Related Investments in Loans Receivable) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 2,723				$ 2,478	$ 2,723	$ 2,478	$ 2,380
Charge-offs									(292)	(279)	(415)
Recoveries									69	58	11
Provision for loan losses	$ 50	$ 149	$ 135	105	$ 100	$ 132	$ 113	121	439	466	502
Allowance for loan losses: Ending balance	2,939				2,723				2,939	2,723	2,478
Ending balance: individually evaluated for impairment					56					56
Ending balance: collectively evaluated for impairment	2,939				2,667				2,939	2,667	2,478
Loans: Ending Balance	383,904				378,297				383,904	378,297	377,043
Ending balance: individually evaluated for impairment	7,731				12,447				7,731	12,447	4,962
Ending balance: collectively evaluated for impairment	375,645				364,794				375,645	364,794	370,617
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				318				264	318	264	222
Charge-offs									(46)	(4)	(11)
Recoveries									5		7
Provision for loan losses									(4)	58	46
Allowance for loan losses: Ending balance	273				318				273	318	264
Ending balance: collectively evaluated for impairment	273				318				273	318	264
Loans: Ending Balance	45,802				40,827				45,802	40,827	34,171
Ending balance: individually evaluated for impairment	468				436				468	436	475
Ending balance: collectively evaluated for impairment	45,334				40,391				45,334	40,391	33,696
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				948				836	948	836	665
Charge-offs									(70)	(146)	(66)
Recoveries									2	24
Provision for loan losses									142	234	237
Allowance for loan losses: Ending balance	1,022				948				1,022	948	836
Ending balance: collectively evaluated for impairment	1,022				948				1,022	948	836
Loans: Ending Balance	140,369				123,711				140,369	123,711	127,213
Ending balance: individually evaluated for impairment	5,031				5,499				5,031	5,499	1,851
Ending balance: collectively evaluated for impairment	135,147				117,571				135,147	117,571	124,528
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				231				191	231	191	155
Charge-offs											(24)
Provision for loan losses									57	40	60
Allowance for loan losses: Ending balance	288				231				288	231	191
Ending balance: collectively evaluated for impairment	288				231				288	231	191
Loans: Ending Balance	28,403				35,206				28,403	35,206	26,672
Ending balance: individually evaluated for impairment					2,455					2,455
Ending balance: collectively evaluated for impairment	28,403				32,751				28,403	32,751	26,672
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				1,143				1,140	1,143	1,140	1,300
Charge-offs									(149)	(103)	(305)
Recoveries									45	15	1
Provision for loan losses									246	91	144
Allowance for loan losses: Ending balance	1,285				1,143				1,285	1,143	1,140
Ending balance: individually evaluated for impairment					56					56
Ending balance: collectively evaluated for impairment	1,285				1,087				1,285	1,087	1,140
Loans: Ending Balance	146,888				154,905				146,888	154,905	164,617
Ending balance: individually evaluated for impairment	2,232				4,057				2,232	4,057	2,636
Ending balance: collectively evaluated for impairment	144,319				150,433				144,319	150,433	161,351
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	13,044				13,616				13,044	13,616	17,524
Ending balance: collectively evaluated for impairment	13,044				13,616				13,044	13,616	17,524
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 83				$ 47	83	47	38
Charge-offs									(27)	(26)	(9)
Recoveries									17	19	3
Provision for loan losses									(2)	43	15
Allowance for loan losses: Ending balance	71				83				71	83	47
Ending balance: collectively evaluated for impairment	71				83				71	83	47
Loans: Ending Balance	9,398				10,032				9,398	10,032	6,846
Ending balance: collectively evaluated for impairment	9,398				10,032				9,398	10,032	6,846
Acquired with Credit Deterioration [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	528				1,056				528	1,056	1,464
Acquired with Credit Deterioration [Member] | Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	191				641				191	641	834
Acquired with Credit Deterioration [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	$ 337				$ 415				$ 337	$ 415	$ 630